UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.7%
	CONSUMER DISCRETIONARY – 16.5%
870,000	American Eagle Outfitters, Inc.	$10,396,500
245,000	Bright Horizons Family Solutions, Inc.*	19,582,850
225,000	Burlington Stores, Inc.*	19,604,250
345,000	Core-Mark Holding Co., Inc.	9,335,700
90,000	Duluth Holdings, Inc. - Class B*	1,763,100
365,000	Five Below, Inc.*	17,363,050
120,000	LKQ Corp.*	4,158,000
465,000	Ollie's Bargain Outlet Holdings, Inc.*	19,460,250
475,000	Planet Fitness, Inc. - Class A	12,050,750
205,000	Pool Corp.	20,436,450
		134,150,900
	CONSUMER STAPLES – 3.3%
590,000	elf Beauty, Inc.*	12,207,100
415,000	Snyder's-Lance, Inc.	14,740,800
		26,947,900
	ENERGY – 0.7%
190,000	RSP Permian, Inc.*	5,962,200

	FINANCIALS – 5.2%
280,000	Ameris Bancorp	12,334,000
200,000	Pinnacle Financial Partners, Inc.	12,440,000
375,000	PRA Group, Inc.*	10,837,500
135,000	Stifel Financial Corp.	6,446,250
		42,057,750
	HEALTH CARE – 25.9%
160,000	ABIOMED, Inc.*	24,128,000
310,000	Acadia Healthcare Co., Inc.*	14,551,400
175,000	Aduro Biotech, Inc.*	2,126,250
250,000	Akorn, Inc.*	8,225,000
310,000	DBV Technologies S.A. - ADR*1	13,689,600
615,000	Globus Medical, Inc. - Class A*	18,591,450
210,000	La Jolla Pharmaceutical Co.*	7,171,500
200,000	Ligand Pharmaceuticals, Inc. - Class B*	25,774,000
195,000	Nevro Corp.*	16,805,100
540,000	Omnicell, Inc.*	27,702,000
125,000	Pacira Pharmaceuticals, Inc.*	4,762,500
90,000	Penumbra, Inc.*	7,740,000
150,000	Prothena Corp. PLC*1	9,216,000
430,000	Retrophin, Inc.*	10,492,000
245,000	Sage Therapeutics, Inc.*	20,151,250
		211,126,050

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 16.4%
350,000	A.O. Smith Corp.	$19,491,500
400,000	Beacon Roofing Supply, Inc.*	18,840,000
450,000	Colfax Corp.*	17,946,000
70,000	John Bean Technologies Corp.	6,209,000
260,000	KEYW Holding Corp.*	1,859,000
135,000	Middleby Corp.*	16,429,500
290,000	On Assignment, Inc.*	13,833,000
65,000	Waste Connections, Inc.[1]	4,334,850
130,000	Watsco, Inc.	19,156,800
780,000	Welbilt, Inc.*	15,522,000
		133,621,650
	INFORMATION TECHNOLOGY – 24.5%
135,000	Acacia Communications, Inc.*	6,592,050
180,000	Alarm.com Holdings, Inc.*	8,085,600
210,000	Benefitfocus, Inc.*	6,478,500
200,000	Cavium, Inc.*	12,662,000
350,000	Criteo S.A. - ADR*1	17,048,500
105,000	Ellie Mae, Inc.*	8,712,900
395,000	Envestnet, Inc.*	17,557,750
215,000	EPAM Systems, Inc.*	17,485,950
205,000	Euronet Worldwide, Inc.*	20,145,350
250,000	Fortinet, Inc.*	9,550,000
195,000	GrubHub, Inc.*	11,132,550
235,000	Inphi Corp.*	8,998,150
80,000	Littelfuse, Inc.	14,892,800
220,000	MAXIMUS, Inc.	13,371,600
120,000	Silicon Laboratories, Inc.*	9,108,000
160,000	WEX, Inc.*	17,462,400
		199,284,100
	REAL ESTATE – 3.2%
535,000	STAG Industrial, Inc. - REIT	14,974,650
320,000	Terreno Realty Corp. - REIT	11,600,000
		26,574,650
	TOTAL COMMON STOCKS (Cost $555,224,525)	779,725,200

	MUTUAL FUNDS – 2.6%
1,560,316	Oak Ridge International Small Cap Fund - Class I2	21,064,268

	TOTAL MUTUAL FUNDS (Cost $15,634,862)	21,064,268

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 2.2%
17,571,786	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.89%[3]	$17,571,786

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,571,786)	17,571,786

	TOTAL INVESTMENTS – 100.5% (Cost $588,431,173)	818,361,254
	Liabilities in Excess of Other Assets – (0.5)%	(4,320,179)

	TOTAL NET ASSETS – 100.0%	$814,041,075

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.9%
	AUSTRALIA – 1.3%
76,940	CSR Ltd.	$247,108
80,841	Regis Resources Ltd.	266,707
70,938	Sandfire Resources NL	333,852
31,909	Southern Cross Media Group Ltd.	32,850
		880,517
	AUSTRIA – 0.7%
10,231	Oesterreichische Post A.G.	458,446

	BELGIUM – 0.9%
61,484	AGFA-Gevaert N.V.*	271,993
2,192	Cie d'Entreprises CFE	307,924
		579,917
	CHINA – 6.4%
86,000	Beijing Capital International Airport Co., Ltd. - Class H	139,124
890,000	China Communications Services Corp. Ltd. - Class H	482,200
279,000	Far East Consortium International Ltd.	145,101
246,000	Jiangsu Expressway Co., Ltd. - Class H	377,214
380,000	Jiangxi Copper Co., Ltd. - Class H	659,409
54,500	Kingboard Chemical Holdings Ltd.	297,369
442,000	Lonking Holdings Ltd.	175,652
212,000	Man Wah Holdings Ltd.	197,214
442,000	Melco International Development Ltd.	1,036,970
228,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	142,176
16,900	Television Broadcasts Ltd.	56,472
426,000	Zhejiang Expressway Co., Ltd. - Class H	532,922
		4,241,823
	DENMARK – 0.6%
12,508	GN Store Nord A/S	414,838

	FINLAND – 2.0%
4,720	Cramo OYJ	132,048
30,707	Finnair OYJ	349,109
45,188	Valmet OYJ	856,958
		1,338,115
	FRANCE – 1.7%
59,788	Derichebourg S.A.	567,915
16,873	Metropole Television S.A.	371,005
4,914	Tarkett S.A.	203,463
		1,142,383
	GERMANY – 5.6%
88,227	Deutz A.G.	671,155
15,938	Hamburger Hafen und Logistik A.G.	507,549

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
13,635	Jenoptik A.G.	$399,554
14,061	Jungheinrich A.G.	596,337
5,146	Krones A.G.	636,511
4,890	Rheinmetall A.G.	499,828
4,023	SMA Solar Technology A.G.	178,114
704	XING A.G.	216,229
		3,705,277
	GIBRALTAR – 0.5%
100,342	888 Holdings PLC	341,264

	ITALY – 3.9%
12,011	Amplifon S.p.A.	173,731
308,335	Beni Stabili S.p.A. SIIQ - REIT	264,654
18,639	Biesse S.p.A.	755,989
40,407	Maire Tecnimont S.p.A.	245,088
52,417	Sogefi S.p.A.*	272,568
202,492	Unipol Gruppo Finanziario S.p.A.	875,537
		2,587,567
	JAPAN – 38.4%
16,100	AOKI Holdings, Inc.	214,403
20,400	Arcs Co., Ltd.	457,230
39,800	Benesse Holdings, Inc.	1,531,396
19,400	BML, Inc.	415,405
33,100	Canon Marketing Japan, Inc.	759,643
10,000	Ci:z Holdings Co., Ltd.	392,959
189,000	Clarion Co., Ltd.	735,817
28,000	Daiwabo Holdings Co., Ltd.	112,576
20,400	Doutor Nichires Holdings Co., Ltd.	443,127
21,300	EDION Corp.	204,795
156,700	FIDEA Holdings Co., Ltd.	266,548
8,000	Fuji Soft, Inc.	239,414
28,100	Geo Holdings Corp.	397,978
6,200	Glory Ltd.	210,925
30,900	Hitachi Zosen Corp.	153,186
38,300	Hokuhoku Financial Group, Inc.	588,427
5,700	J-Oil Mills, Inc.	206,877
107,000	JVC Kenwood Corp.	284,204
16,600	Kaga Electronics Co., Ltd.	443,180
19,400	Kanamoto Co., Ltd.	691,754
25,200	Keihin Corp.	415,129
21,800	Kohnan Shoji Co., Ltd.	408,496
15,600	Komeri Co., Ltd.	453,377

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
12,800	Kyokuto Kaihatsu Kogyo Co., Ltd.	$195,257
17,100	KYORIN Holdings, Inc.	359,312
57,000	Marudai Food Co., Ltd.	271,169
152,000	Meidensha Corp.	553,054
27,900	Miraca Holdings, Inc.	1,267,663
4,700	Modec, Inc.	104,273
12,800	NEC Networks & System Integration Corp.	298,649
85,000	Nippon Soda Co., Ltd.	487,879
8,500	Nishio Rent All Co., Ltd.	287,625
58,100	Nisshinbo Holdings, Inc.	616,224
10,400	Nitto Kogyo Corp.	187,216
43,000	Osaki Electric Co., Ltd.	337,945
15,600	Plenus Co., Ltd.	349,079
171,900	Round One Corp.	1,965,510
23,200	Saizeriya Co., Ltd.	657,370
140,400	Sega Sammy Holdings, Inc.	2,017,847
76,700	Seino Holdings Co., Ltd.	1,043,039
18,800	Senko Group Holdings Co., Ltd.	135,953
9,000	Shindengen Electric Manufacturing Co., Ltd.	59,026
27,900	Shinko Shoji Co., Ltd.	479,402
114,000	Shinmaywa Industries Ltd.	987,202
11,800	Studio Alice Co., Ltd.	285,729
29,400	Tokyo Dome Corp.	278,663
28,900	Toppan Forms Co., Ltd.	304,681
85,000	Toshiba TEC Corp.	479,374
17,500	TV Asahi Holdings Corp.	353,231
8,600	Warabeya Nichiyo Co., Ltd.	215,597
18,000	Xebio Holdings Co., Ltd.	355,137
13,300	Yuasa Trading Co., Ltd.	448,838
		25,408,790
	MALTA – 1.2%
74,304	Kindred Group PLC	817,776

	NETHERLANDS – 2.6%
26,114	BE Semiconductor Industries N.V.	1,692,747

	NORWAY – 1.8%
65,299	Grieg Seafood A.S.A.	648,108
18,913	Salmar A.S.A.	548,521
		1,196,629
	PORTUGAL – 0.7%
70,369	CTT-Correios de Portugal S.A.	436,204

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 2.4%
170,300	Hi-P International Ltd.	$177,082
121,200	Venture Corp. Ltd.	1,412,212
		1,589,294
	SPAIN – 1.1%
61,791	Mediaset Espana Comunicacion S.A.	716,481

	SWEDEN – 6.5%
60,854	Axfood A.B.	1,076,804
7,357	Evolution Gaming Group A.B.[1]	445,635
19,803	Loomis A.B. - Class B	722,257
36,217	NCC A.B. - B Shares	944,875
61,853	Peab A.B.	710,323
17,493	Wihlborgs Fastigheter A.B.	424,677
		4,324,571
	SWITZERLAND – 6.0%
3,011	Bobst Group S.A.	340,975
2,354	Bucher Industries A.G.	827,827
795	dormakaba Holding A.G.	716,661
1,094	Georg Fischer A.G.	1,260,553
933	Inficon Holding A.G.	531,197
1,455	Kardex A.G.	152,327
568	Tecan Group A.G.	113,541
		3,943,081
	UNITED KINGDOM – 11.6%
26,598	Bodycote PLC	328,821
207,866	Booker Group PLC	537,608
152,158	Electrocomponents PLC	1,244,536
43,043	Greggs PLC	669,607
474,388	Hays PLC	1,122,630
28,476	HomeServe PLC	269,183
34,981	Inchcape PLC	376,590
146,988	Pagegroup PLC	970,353
65,948	Redrow PLC	529,170
108,489	SSP Group PLC	775,823
36,932	WH Smith PLC	883,063
		7,707,384
	TOTAL COMMON STOCKS (Cost $56,066,467)	63,523,104

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 3.0%
1,966,694	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.89%[2]	$1,966,694

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,966,694)	1,966,694

	TOTAL INVESTMENTS – 98.9% (Cost $58,033,161)	65,489,798
	Other Assets in Excess of Liabilities – 1.1%	708,165

	TOTAL NET ASSETS – 100.0%	$66,197,963

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $445,635.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.4%
	CONSUMER DISCRETIONARY – 12.8%
4,700	Brunswick Corp.	$246,656
4,060	Caleres, Inc.	109,539
12,530	Callaway Golf Co.	174,668
1,750	Dave & Buster's Entertainment, Inc.*	102,305
2,440	iRobot Corp.*	232,825
910	Johnson Outdoors, Inc. - Class A	58,058
8,570	La-Z-Boy, Inc.	204,394
3,750	M/I Homes, Inc.*	92,250
4,690	Malibu Boats, Inc. - Class A*	126,489
8,810	MDC Holdings, Inc.	275,312
4,970	Meredith Corp.	270,119
3,610	Modine Manufacturing Co.*	58,302
2,630	Oxford Industries, Inc.	152,040
3,690	Ruth's Hospitality Group, Inc.	72,140
21,290	Skechers U.S.A., Inc. - Class A*	562,695
5,330	Steven Madden Ltd.*	225,992
5,220	Tenneco, Inc.	282,924
		3,246,708
	CONSUMER STAPLES – 1.0%
1,450	Calavo Growers, Inc.	97,367
2,100	Fresh Del Monte Produce, Inc.[1]	98,679
1,260	Weis Markets, Inc.	55,705
		251,751
	ENERGY – 1.7%
4,840	Delek U.S. Holdings, Inc.	119,645
4,620	Exterran Corp.*	128,159
13,430	Newpark Resources, Inc.*	108,111
17,850	Pacific Ethanol, Inc.*	89,250
		445,165
	FINANCIALS – 11.8%
10,820	American Equity Investment Life Holding Co.	300,363
1,760	Argo Group International Holdings Ltd.[1]	105,952
2,280	ConnectOne Bancorp, Inc.	51,984
10,220	Enova International, Inc.*	121,618
3,510	FCB Financial Holdings, Inc. - Class A*	153,036
27,460	First BanCorp*1	155,973
10,010	First Commonwealth Financial Corp.	126,226
44,090	FNB Corp.	559,502
8,570	NMI Holdings, Inc. - Class A*	92,985
11,850	Northwest Bancshares, Inc.	182,845
2,190	Peapack Gladstone Financial Corp.	66,729

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
6,820	Popular, Inc.[1]	$272,186
1,470	Sandy Spring Bancorp, Inc.	56,698
30,080	TCF Financial Corp.	467,142
9,770	Third Point Reinsurance Ltd.*1	137,269
6,920	Universal Insurance Holdings, Inc.	148,434
		2,998,942
	HEALTH CARE – 10.9%
19,470	Catalent, Inc.*	803,916
2,380	Chemed Corp.	469,550
5,410	CytomX Therapeutics, Inc.*	93,485
2,450	Genomic Health, Inc.*	77,665
9,350	Ignyta, Inc.*	107,525
7,450	LeMaitre Vascular, Inc.	271,180
6,810	LHC Group, Inc.*	444,353
5,260	Luminex Corp.	101,676
3,540	Phibro Animal Health Corp. - Class A	125,670
6,524	Quality Systems, Inc.*	102,753
3,610	Supernus Pharmaceuticals, Inc.*	165,338
		2,763,111
	INDUSTRIALS – 24.9%
6,770	Applied Industrial Technologies, Inc.	385,890
3,940	ArcBest Corp.	117,018
3,190	Barnes Group, Inc.	199,439
7,400	Brink's Co.	580,530
3,220	CAI International, Inc.*	99,788
1,930	DXP Enterprises, Inc.*	52,284
5,680	EMCOR Group, Inc.	375,107
2,694	Forward Air Corp.	140,007
11,820	H&E Equipment Services, Inc.	278,243
8,640	Harsco Corp.*	147,744
3,850	Heritage-Crystal Clean, Inc.*	75,075
9,149	Herman Miller, Inc.	307,864
7,190	Insperity, Inc.	577,357
7,330	Interface, Inc.	139,270
1,270	Kadant, Inc.	110,300
3,810	Landstar System, Inc.	355,663
7,800	MasTec, Inc.*	318,240
2,200	Moog, Inc. - Class A*	168,872
2,120	Multi-Color Corp.	169,176
9,750	NCI Building Systems, Inc.*	163,800
1,630	Patrick Industries, Inc.*	120,620

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
7,190	Primoris Services Corp.	$205,706
3,010	Raven Industries, Inc.	84,280
2,890	Saia, Inc.*	163,429
2,380	SP Plus Corp.*	87,822
5,980	TriNet Group, Inc.*	213,665
4,640	Universal Forest Products, Inc.	404,654
1,770	Viad Corp.	97,262
13,430	YRC Worldwide, Inc.*	179,828
		6,318,933
	INFORMATION TECHNOLOGY – 20.5%
5,600	ADTRAN, Inc.	123,760
6,320	Axcelis Technologies, Inc.*	132,088
3,060	Booz Allen Hamilton Holding Corp.	104,377
5,820	Brooks Automation, Inc.	151,727
30,010	Ciena Corp.*	648,516
6,840	Diodes, Inc.*	192,478
5,710	DST Systems, Inc.	293,094
11,220	Electro Scientific Industries, Inc.*	138,230
6,580	EVERTEC, Inc.[1]	121,072
20,230	FormFactor, Inc.*	305,473
6,260	IXYS Corp.*	143,980
5,470	LivePerson, Inc.*	73,298
3,000	ManTech International Corp. - Class A	120,660
7,310	MKS Instruments, Inc.	601,979
4,980	Progress Software Corp.	167,228
2,320	Rogers Corp.*	275,036
2,610	Sohu.com, Inc.*	139,217
750	Stamps.com, Inc.*	143,438
2,040	TeleTech Holdings, Inc.	80,988
36,940	Travelport Worldwide Ltd.[1]	559,272
9,820	Verint Systems, Inc.*	389,854
7,560	Web.com Group, Inc.*	191,268
11,950	Xcerra Corp.*	117,349
		5,214,382
	MATERIALS – 7.9%
12,130	Boise Cascade Co.*	363,900
9,140	Ferro Corp.*	176,128
2,440	Innospec, Inc.	135,420
1,510	KMG Chemicals, Inc.	72,510
2,810	Koppers Holdings, Inc.*	110,152
7,260	Kronos Worldwide, Inc.	151,952

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
32,690	Louisiana-Pacific Corp.*	$832,941
1,800	Materion Corp.	68,760
1,220	Stepan Co.	94,379
		2,006,142
	REAL ESTATE – 2.3%
1,560	National Health Investors, Inc. - REIT	125,081
2,790	PS Business Parks, Inc. - REIT	376,957
3,869	Sabra Health Care REIT, Inc. - REIT	84,537
		586,575
	UTILITIES – 0.6%
4,880	Hawaiian Electric Industries, Inc.	163,090

	TOTAL COMMON STOCKS (Cost $23,789,093)	23,994,799

	EXCHANGE-TRADED FUNDS – 2.3%
4,094	iShares Russell 2000 ETF	572,055

	TOTAL EXCHANGE-TRADED FUNDS (Cost $579,537)	572,055

	SHORT-TERM INVESTMENTS – 2.8%
713,738	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.89%[2]	713,738

	TOTAL SHORT-TERM INVESTMENTS (Cost $713,738)	713,738

	TOTAL INVESTMENTS – 99.5% (Cost $25,082,368)	25,280,592
	Other Assets in Excess of Liabilities – 0.5%	126,681

	TOTAL NET ASSETS – 100.0%	$25,407,273

ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.5%
	CONSUMER DISCRETIONARY – 15.6%
526	Amazon.com, Inc.*	$515,796
7,389	Comcast Corp. - Class A	300,067
2,010	Dick's Sporting Goods, Inc.	52,984
3,062	LKQ Corp.*	106,098
153	Priceline Group, Inc.*	283,368
4,688	Ross Stores, Inc.	274,014
2,843	Starbucks Corp.	155,967
1,419	Ulta Beauty, Inc.*	313,613
2,262	VF Corp.	142,212
		2,144,119
	CONSUMER STAPLES – 5.8%
2,695	Church & Dwight Co., Inc.	135,208
1,791	Costco Wholesale Corp.	280,721
3,642	Mondelez International, Inc. - Class A	148,084
1,994	PepsiCo, Inc.	230,766
		794,779
	ENERGY – 0.8%
1,221	EOG Resources, Inc.	103,773

	FINANCIALS – 1.9%
4,152	Intercontinental Exchange, Inc.	268,510

	HEALTH CARE – 21.2%
734	ABIOMED, Inc.*	110,687
1,495	Acadia Healthcare Co., Inc.*	70,175
1,468	Alexion Pharmaceuticals, Inc.*	209,058
422	Biogen, Inc.*	133,588
1,769	Cardinal Health, Inc.	119,337
2,613	Celgene Corp.*	363,024
2,448	Danaher Corp.	204,212
3,719	Eli Lilly & Co.	302,318
2,092	Globus Medical, Inc. - Class A*	63,241
975	Incyte Corp.*	133,975
871	Ligand Pharmaceuticals, Inc. - Class B*	112,246
652	Nevro Corp.*	56,189
1,681	Pacira Pharmaceuticals, Inc.*	64,046
1,156	Sage Therapeutics, Inc.*	95,081
1,336	Shire PLC - ADR[1]	199,585
1,473	Stryker Corp.	208,238
2,394	UnitedHealth Group, Inc.	476,167
		2,921,167

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 11.3%
4,015	AMETEK, Inc.	$253,949
1,983	Fortive Corp.	128,835
2,103	Illinois Tool Works, Inc.	289,183
707	TransDigm Group, Inc.	184,287
1,616	Verisk Analytics, Inc. - Class A*	130,977
6,699	Waste Connections, Inc.[1]	446,756
2,081	XPO Logistics, Inc.*	127,357
		1,561,344
	INFORMATION TECHNOLOGY – 36.8%
728	Alliance Data Systems Corp.	164,164
455	Alphabet, Inc. - Class A*	434,634
477	Alphabet, Inc. - Class C*	448,060
2,027	ANSYS, Inc.*	261,118
6,129	Apple, Inc.	1,005,156
537	Broadcom Ltd.[1]	135,361
2,941	Cognizant Technology Solutions Corp. - Class A	208,134
2,070	Criteo S.A. - ADR*1	100,830
3,358	EPAM Systems, Inc.*	273,106
2,602	Facebook, Inc. - Class A*	447,466
2,788	Fortinet, Inc.*	106,502
3,001	MAXIMUS, Inc.	182,401
9,410	Microsoft Corp.	703,586
1,879	salesforce.com, Inc.*	179,426
4,113	Visa, Inc. - Class A	425,778
		5,075,722
	MATERIALS – 2.1%
2,153	Ecolab, Inc.	286,995

	TOTAL COMMON STOCKS (Cost $13,197,222)	13,156,409

	SHORT-TERM INVESTMENTS – 4.7%
646,481	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.89%[2]	646,481

	TOTAL SHORT-TERM INVESTMENTS (Cost $646,481)	646,481

	TOTAL INVESTMENTS – 100.2% (Cost $13,843,703)	13,802,890
	Liabilities in Excess of Other Assets – (0.2)%	(24,015)

	TOTAL NET ASSETS – 100.0%	$13,778,875

Oak Ridge Disciplined Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Multi Strategy Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	MUTUAL FUNDS – 98.2%
1,209,180	Oak Ridge Disciplined Growth Fund - Class I1	$13,506,545
607,737	Oak Ridge Dividend Growth Fund - Class I1	8,550,857
1,932,692	Oak Ridge Dynamic Small Cap Fund - Class I1	24,081,346
950,261	Oak Ridge Global Resources & Infrastructure Fund - Class I1	10,737,954
387,343	Oak Ridge International Small Cap Fund - Class I1	5,229,134
152,603	Vanguard Short-Term Treasury Fund, Admiral Shares	1,626,753

	TOTAL MUTUAL FUNDS (Cost $63,518,589)	63,732,589

	SHORT-TERM INVESTMENTS – 1.5%
975,050	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.89%[2]	975,050

	TOTAL SHORT-TERM INVESTMENTS (Cost $975,050)	975,050

	TOTAL INVESTMENTS – 99.7% (Cost $64,493,639)	64,707,639
	Other Assets in Excess of Liabilities – 0.3%	224,332

	TOTAL NET ASSETS – 100.0%	$64,931,971

[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.7%
	CONSUMER DISCRETIONARY – 11.1%
1,857	Home Depot, Inc.	$278,308
3,257	Time Warner, Inc.	329,283
3,036	VF Corp.	190,873
2,074	Walt Disney Co.	209,889
		1,008,353
	CONSUMER STAPLES – 17.2%
6,121	Coca-Cola European Partners PLC[1]	263,203
1,357	Kraft Heinz Co.	109,578
3,801	Mondelez International, Inc. - Class A	154,549
3,196	PepsiCo, Inc.	369,873
3,838	Procter & Gamble Co.	354,132
5,333	Unilever PLC - ADR[1]	310,434
		1,561,769
	ENERGY – 6.0%
2,014	Chevron Corp.	216,747
2,614	Exxon Mobil Corp.	199,527
6,638	Kinder Morgan, Inc.	128,312
		544,586
	FINANCIALS – 15.7%
869	BlackRock, Inc.	364,120
7,949	Blackstone Group LP	260,171
2,869	CME Group, Inc.	360,920
4,852	JPMorgan Chase & Co.	440,998
		1,426,209
	HEALTH CARE – 11.6%
3,400	Cardinal Health, Inc.	229,364
3,258	Eli Lilly & Co.	264,843
1,849	Stryker Corp.	261,393
1,500	UnitedHealth Group, Inc.	298,350
		1,053,950
	INDUSTRIALS – 8.1%
1,718	Boeing Co.	411,736
2,324	Illinois Tool Works, Inc.	319,573
		731,309
	INFORMATION TECHNOLOGY – 20.3%
4,068	Apple, Inc.	667,152
2,689	Automatic Data Processing, Inc.	286,298
7,970	Cisco Systems, Inc.	256,714
7,774	Intel Corp.	272,634

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
4,765	Microsoft Corp.	$356,279
		1,839,077
	TELECOMMUNICATION SERVICES – 2.7%
4,979	Verizon Communications, Inc.	238,842

	TOTAL COMMON STOCKS (Cost $8,245,582)	8,404,095

	SHORT-TERM INVESTMENTS – 3.4%
312,776	Fidelity Investments Money Market Funds Government Portfolio -Institutional Class, 0.89%[2]	312,776

	TOTAL SHORT-TERM INVESTMENTS (Cost $312,776)	312,776

	TOTAL INVESTMENTS – 96.1% (Cost $8,558,358)	8,716,871
	Other Assets in Excess of Liabilities – 3.9%	349,436

	TOTAL NET ASSETS – 100.0%	$9,066,307

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) (formerly, Large Cap Growth Fund) and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, Multi Strategy Fund, and Dividend Growth Fund are diversified Funds.

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Class A shares commenced operations on December 1, 2015.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares. Class A shares had not yet commenced operations as of August 31, 2017.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. The Multi Strategy Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Multi Strategy Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares. Effective July 18, 2017, the Large Cap Growth Fund changed its name to the Multi Strategy Fund.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Multi Strategy Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Multi Strategy Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The International Small Cap Fund and Dynamic Small Cap Fund incurred offering costs of approximately $21,579 and $21,588, respectively, which were amortized over a one-year period from September 30, 2015 (commencement of operations).

The Disciplined Growth Fund incurred offering costs of approximately $19,426, which were amortized over a one-year period from July 29, 2016 (commencement of operations).

Note 3 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Cost of investments	$594,695,952	$58,064,344	$25,082,647

Gross unrealized appreciation	$248,013,010	$7,949,130	$902,177
Gross unrealized depreciation	(24,347,708)	(523,676)	(704,232)
Net unrealized appreciation on investments	$223,665,302	$7,425,454	$197,945

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Cost of investments	$13,845,144	$64,560,537	$8,558,358

Gross unrealized appreciation	$337,172	$229,537	$229,630
Gross unrealized depreciation	(379,426)	(82,435)	(71,117)
Net unrealized appreciation (depreciation) on investments	$(42,254)	$147,102	$158,513

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$779,725,200	$-	$-	$779,725,200
Mutual Funds	21,064,268	-	-	21,064,268
Short-Term Investments	17,571,786	-	-	17,571,786
Total	$818,361,254	$-	$-	$818,361,254

International Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[2]	$63,523,104	$-	$-	$63,523,104
Short-Term Investments	1,966,694	-	-	1,966,694
Total	$65,489,798	$-	$-	$65,489,798

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$23,994,799	$-	$-	$23,994,799
Exchange-Traded Funds	572,055	-	-	572,055
Short-Term Investments	713,738	-	-	713,738
Total	$25,280,592	$-	$-	$25,280,592

Disciplined Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$13,156,409	$-	$-	$13,156,409
Short-Term Investments	646,481	-	-	646,481
Total	$13,802,890	$-	$-	$13,802,890

Multi Strategy Fund	Level 1	Level 2*	Level 3*	Total
Investments
Mutual Funds	$63,732,589	$-	$-	$63,732,589
Short-Term Investments	975,050	-	-	975,050
Total	$64,707,639	$-	$-	$64,707,639

Dividend Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$8,404,095	$-	$-	$8,404,095
Short-Term Investments	312,776	-	-	312,776
Total	$8,716,871	$-	$-	$8,716,871

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 or Level 3 securities at period end.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Ridge International Small Cap Fund	$32,278,634	$-	$(13,030,000)	$3,236,912	$(1,421,278)	$21,064,268	$-	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	2,539,625	-	(979,309)	1,560,316

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

Multi Strategy Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period	Dividend Income	Capital Gain Distributions
Oak Disciplined Growth Fund	$-	$18,090,000	$(4,535,000)	$(12,180)	$(36,275)	$13,506,545	$-	$-
Oak Dividend Growth Fund	$-	$8,505,000	$-	$-	$45,857	$8,550,857	$-	$-
Oak Dynamic Small Cap Fund	$-	$24,120,000	$-	$-	$(38,654)	$24,081,346	$-	$-
Oak Global Resources & Infrastructure Fund	$-	$12,730,000	$(2,060,000)	$10,938	$57,016	$10,737,954	$-	$-
Oak International Small Cap Fund	$-	$5,045,000	$-	$-	$184,134	$5,229,134	$-	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Disciplined Growth Fund	-	1,615,178	(405,998)	1,209,180
Oak Dividend Growth Fund	-	607,737	-	607,737
Oak Dynamic Small Cap Fund	-	1,932,692	-	1,932,692
Oak Global Resources & Infrastructure Fund	-	1,132,562	(182,301)	950,261
Oak International Small Cap Fund	-	387,343	-	387,343

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/2017

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/2017

*	Print the name and title of each signing officer under his or her signature.